CASH AND CASH EQUIVALENTS AND FINANCIAL INVESTMENTS - Summary of Financial Investments (Parenthetical) (Details) - USD ($) $ in Millions		1 Months Ended
	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial instruments fair value			$ 964.9	$ 988.0
Republic Airways Holdings, Inc.
Disclosure of financial assets [line items]
Number of shares in subsidiary owned (in shares)	106,152	4,139,215
Structured Notes
Disclosure of financial assets [line items]
Financial instruments fair value			243.4	133.2
Structured Notes | Financial Institution And Brazilian Government
Disclosure of financial assets [line items]
Credit risk of financial instruments			243.4	133.2
Investment Funds | Fundo de Investimento em Participações Multiestratégia Embraer
Disclosure of financial assets [line items]
Financial instruments fair value			12.4	22.0
Investment Funds | Managed portfolio held with U.S. bank
Disclosure of financial assets [line items]
Financial instruments fair value			$ 108.4	$ 103.2